STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - BRL (R$) R$ in Thousands	CAPITAL STOCK	ADVANCES FOR FUTURE CAPITAL INCREASE	CAPITAL RESERVES	LEGAL	PROFIT RETENTION	STATUTORY	PROFIT RESERVE SPECIAL RESERVE OF DIVIDENDS	STATUTORY - INVESTMENTS	ACCUMULATED PROFIT / LOSSES	OTHER COMPREHENSIVE INCOME	EQUITY ATTRIBUTABLE TO OWNERS OF THE COMPANY	NON CONTROLLING INTEREST	Total
Equity at beginning of the year at Dec. 31, 2019	R$ 31,305,331	R$ 7,751,940	R$ 13,867,170	R$ 1,369,270	R$ 7,956,294	R$ 289,977	R$ 2,291,889	R$ 11,979,751	R$ 201,752	R$ (6,311,330)	R$ 70,702,043	R$ 457,221	R$ 71,159,264
Capital increase	7,751,940	R$ (7,751,940)
Accumulative conversion adjustments										58,302	58,302		58,302
Post-employment benefit adjustments										(222,164)	(222,164)		(222,164)
Financial instruments at fair value by means of OCI										63,584	63,584		63,584
Deferred Income tax and social contribution over OCI										(21,619)	(21,619)		(21,619)
Adjustment of Controlled / Associated Companies									(16,472)	(1,921,240)	(1,937,712)	(232,859)	(2,170,571)
Financial instruments - Hedge										279	279		279
Remuneration to Unclaimed Shareholders - Prescribed									4,044		4,044		4,044
Net income for the year									6,338,688		6,338,688	48,625	6,387,313
Constitution of reserves				316,934	1,471,208	63,387		3,169,344	(5,020,873)
Proposed dividends									(1,507,139)		(1,507,139)		(1,507,139)
Equity at end of the year at Dec. 31, 2020	39,057,271		13,867,170	1,686,204	9,427,502	353,364	2,291,889	15,149,095		(8,354,188)	73,478,307	272,987	73,751,294
Accumulative conversion adjustments										19,190	19,190		19,190
Post-employment benefit adjustments										211,030	211,030		211,030
Financial instruments at fair value by means of OCI										(237,372)	(237,372)		(237,372)
Deferred Income tax and social contribution over OCI										80,706	80,706		80,706
Adjustment of Controlled / Associated Companies									(31,183)	587,232	556,049	(44,919)	511,130
Net income for the year									5,646,141		5,646,141	67,492	5,713,633
Constitution of reserves				282,307	1,112,161	56,461		2,823,071	(4,274,000)
Proposed dividends									(1,340,958)		(1,340,958)		(1,340,958)
Approval of the additional dividend by the AGO							R$ (2,291,889)				(2,291,889)		(2,291,889)
Equity at end of the year at Dec. 31, 2021	39,057,271		13,867,170	1,968,511	10,539,663	409,825		17,972,166		(7,693,402)	76,121,204	295,560	76,416,764
Capital increase	30,756,468										30,756,468		30,756,468
Expenses with shares issued	(108,185)										(108,185)		(108,185)
Accumulative conversion adjustments										(93,408)	(93,408)		(93,408)
Post-employment benefit adjustments										203,953	203,953		203,953
Financial instruments at fair value by means of OCI									206,222	(418,901)	(212,679)		(212,679)
Deferred Income tax and social contribution over OCI										142,426	142,426		142,426
Adjustment of Controlled / Associated Companies									41,871	881,171	923,042	225,275	1,148,317
Net income for the year									3,635,377		3,635,377	3,005	3,638,382
Constitution of reserves				181,769	248,093			2,590,206	(3,020,068)
Proposed dividends									R$ (863,402)		(863,402)		(863,402)
Equity at end of the year at Dec. 31, 2022	R$ 69,705,554		R$ 13,867,170	R$ 2,150,281	R$ 10,787,755	R$ 409,825		R$ 20,562,372		R$ (6,978,161)	R$ 110,504,796	R$ 523,840	R$ 111,028,636